Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net of allowance for expected credit losses (in Dollars)	$ 960	$ 836	$ 0
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Common stock, shares issued		122,505,500	122,500,000
Common stock, shares outstanding		122,505,500	122,500,000
Treasury stock	1,250,000
Common units, authorized		unlimited	unlimited
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	25,000,000
Preferred stock, shares issued	26,000
Preferred stock, shares outstanding	26,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	17,301,489
Common stock, shares outstanding	16,051,489
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	10,566
Common stock, shares outstanding	10,566
Class C Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	70,640,188
Common stock, shares outstanding	70,640,188